FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Assets
Trading securities	$ 22.7	$ 18.1
Derivative assets	3.9	5.2
Bank drafts	18.4	14.3
Liabilities
Derivative liabilities	6.2	7.8
Contingent consideration liabilities	45.0
Cash and Cash Equivalents
Assets
Trading securities	0.4	0.5
Other current assets
Assets
Trading securities	22.3	17.6
Quoted Prices in Active Markets (Level 1)
Assets
Trading securities	17.7	11.7
Derivative assets		0.6
Bank drafts	18.4	14.3
Liabilities
Derivative liabilities	0.1
Significant Other Observable Inputs (Level 2)
Assets
Trading securities	5.0	6.4
Derivative assets	3.9	4.6
Liabilities
Derivative liabilities	6.1	$ 7.8
Significant Other Unobservable Inputs (Level 3)
Liabilities
Contingent consideration liabilities	45.0
Significant Other Unobservable Inputs (Level 3) | Other accrued liabilities
Liabilities
Contingent consideration liabilities	18.0
Significant Other Unobservable Inputs (Level 3) | Long-term retirement benefits and other liabilities
Liabilities
Contingent consideration liabilities	$ 27.0